Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2023
Intangible Assets [Abstract]
Schedule of Components of Intangible Assets	The components of intangible assets, were as follows:
		March 31, 2023			March 31, 2022
As at (In USD)	Average useful life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Computer software	3 – 5 years	$140,181	$(106,769)	$33,412	$276,590	$(200,771)	$75,819
Total		140,181	(106,769)	33,412	276,590	(200,771)	75,819

Schedule of Future Amortization of Intangible Assets	Future amortization of intangible assets that will be recorded in general and administrative expenses is estimated as follows.
	Year ended 31 March
	2023	2022
2023	$—	$44,597
2024	10,581	9,930
2025	10,054	9,507
2026	7,048	6,823
2027	5,347	4,962
2028	382	—
Total remaining amortization	33,412	75,819